Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

9.   CASH AND CASH EQUIVALENTS

a)   The details of cash and cash equivalents as of December 31, 2018 and 2017 are as follows:

	Balance as of
Cash and Cash Equivalents	12-31-2018 ThUS$	12-31-2017 ThUS$
Cash balances	4,647	8,410
Bank balances	784,957	655,226
Time deposits	1,065,378	629,716
Other fixed-income instruments	49,303	179,411

Total	1,904,285	1,472,763

Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment. Other fixed-income investments are mainly comprised of resale agreements maturing in 90 days or less from the date of investment. There are no restrictions for significant amounts of cash availability.

b)   The detail of cash and cash equivalents by currency is as follows:

	Balance as of
Currency	12-31-2018 ThUS$	12-31-2017 ThUS$
Chilean peso	151,714	475
Argentine peso	101,209	219,761
Colombian peso	372,361	322,022
Brazilian real	633,635	470,360
Peruvian soles	129,263	145,950
U.S. dollar	513,667	306,590
Euros	2,436	7,605
Total	1,904,285	1,472,763

c)   The following table sets forth the components of “Other payments for operating activities” line item in the Statement of Cash Flows:

	For the years ended December 31,
Other Payments from Operating Activities	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$
Payment for other taxes (VAT, ICMS, PIS/COFINS, Sales taxes, Custom taxes, taxes on bank transfers) (1)	(2,774,024)	(1,921,496)	(1,228,307)
Payments for collections made under Codensa Hogar contract (2)	(514,595)	(566,795)	(452,883)
Payments for the Energy Development Account (CDE) (3)	(926,642)	(608,591)	(249,856)
Other miscellaneous itemized payments for operating activities (4)	(1,012,571)	(532,677)	(383,035)
Total other payments from operating activities	(5,227,832)	(3,629,559)	(2,314,081)

(1)  The main elements of payments for other taxes are related to:

•

ICMS is a Brazilian state value added tax (VAT) on the circulation of goods, telecommunication and transportation services. The ICMS payments were ThUS$ 2,154,158, ThUS$ 1,411,772 and ThUS$857,582 for the years ended December 31, 2018, 2017 and 2016, respectively.

•

PIS/COFINS taxes. In Brazil, the “Programa de Integração Social” (PIS) is a social contribution tax, payable by corporations, targeted to finance the payment of unemployment insurance and allowance for low paid workers, while the “Contribuição para o Financiamento da Seguridade Social” (COFINS) is a federal contribution tax, based on gross revenues of business sales. The total amounts paid for PIS/COFINS were ThUS$474,826, ThUS$347,608 and ThUS$203,095 for the years ended December 31, 2018, 2017 and 2016, respectively.

•	Payment for taxes on sales in Peru for ThUS$81,694, ThUS$70,271 and ThUS$88,084 for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)  Our Colombian subsidiary Codensa entered into an arrangement with a third party that develops a business with Codensa’s customers. By virtue of this arrangement, Codensa manages the collection of that third party’s receivables, since they are billed as part of the Codensa’s invoices issued monthly. The payments are related to the monthly collected amounts under the collection management contract, whereas the collections are presented in the line item “Other collections from operating activities”.

(3)  In Brazil, Law No. 10,438/2002 created the “Conta de Desenvolvimento Energético” (“CDE”). The CDE is a government fund that aims to promote the development of alternative energy sources, promote globalization of energy services and subsidizes low-income residential customers. The fund is financed through charges included in consumers and generators tariffs and government contributions.

(4)  Other miscellaneous aggregate payments for operating activities includes several types of individually non-significant payments related to operating activities.

d)  The table below details the changes in the liabilities originating in the Group’s financing activities at December 31, 2018 and 2017, including those changes representing cash flows and changes that do not represent cash flows. Liabilities originating in financing activities are those for which the cash flows were or will be classified in the cash flow statement as cash flows from financing activities:

		Cash flows from financing				Changes that do not represent cash flows
	Balance at 1/1/2018(1)	From	Used (3)	Paid interest	Total	Acquisition of subsidiaries	Sale of subsidiaries	Changes in fair value	Exchange differences	Financial costs(2)	New financial leases	Other changes	Balance at 31/12/2018(1)
Liabilities from financing activities	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Bank Loans (Note 21.1)	1,501,723	933,146	(744,730)	(99,667)	88,749	248,027	—	—	(129,975)	165,292	—	22,093	1,895,909
Unsecured obligations with public (Note 21.1)	3,178,008	3,605,019	(3,475,288)	(289,093)	(159,362)	1,123,222	—	—	(337,715)	315,051	—	(60,605)	4,058,599
Financial lease (Note 21.1)	104,492	—	(31,619)	(7,037)	(38,656)	22,677	—	—	(2,992)	8,170	28,143	139	121,973
Other liabilities (Note 21.1)	219,735	—	(81,340)	(15,709)	(97,049)	—	—	—	(23,776)	28,152	—	60,816	187,878
Hedging derivatives (Note 23)	3,284	5,474	—	(28,046)	(22,572)	—	—	15,601	(133,070)	27,064	—	1,148	(108,545)
Non-hedging derivatives (Note 23)	3,162	15,926	—	—	15,926	—	—	(14,065)	1,920	(22,958)	—	(206)	(16,221)
Loans from related companies (Note 13.1.b)	—	2,686,387	—	—	2,686,387	—	—	—	(86,820)	52,820	—	—	2,652,387
Other accounts payable	112,086	—	—	—	—	—	—	—	—	21,028	—	—	133,114

Total	5,122,490	7,245,952	(4,332,977)	(439,552)	2,473,423	1,393,926	—	1,536	(712,428)	594,619	28,143	23,385	8,925,094

		Cash flows from financing				Changes that do not represent cash flows
	Balance at 1/1/2017(1)	From	Used (3)	Paid interest	Total	Acquisition of subsidiaries	Sale of subsidiaries	Changes in fair value	Exchange differences	Financial costs(2)	New financial leases	Other changes	Balance at 31/12/2017(1)
Liabilities from financing activities	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Bank Loans (Note 21.1)	964,845	783,342	(305,915)	(74,135)	403,292	55,421	—	(775)	(11,659)	94,163	—	(3,564)	1,501,723
Unsecured obligations with public (Note 21.1)	3,154,734	580,365	(573,994)	(237,702)	(231,331)	—	—	—	11,920	230,212	—	12,473	3,178,008
Financial lease (Note 21.1)	125,190	—	(46,975)	(5,984)	(52,959)	—	—	—	(175)	5,882	17,605	8,949	104,492
Other liabilities (Note 21.1)	63,001	125,345	(221,232)	(25,941)	(121,828)	271,607	—	(8,667)	(13,346)	28,874	—	94	219,735
Hedging derivatives (Note 23)	21,069	230	(15,958)	—	(15,728)	—	—	(10,688)	(3,371)	8,874	—	3,128	3,284
Non-hedging derivatives (Note 23)	—	174	(12,878)	—	(12,704)	—	—	13,235	105	2,526	—	—	3,162
Loans from related companies	—	257,453	(257,956)	(229)	(732)	—	—	—	503	229	—	—	—
Other accounts payable	118,969	13,995	(26,751)	—	(12,756)	—	—	—	(21,925)	27,798	—	—	112,086

Total	4,447,808	1,760,904	(1,461,659)	(343,991)	(44,746)	327,028	—	(6,895)	(37,948)	398,558	17,605	21,080	5,122,490

(1)	Corresponding to current and non-current portions.
(2)	This is accrual of interest.
(3)

The amount of the Repayment of loans in 2018 and 2017 for ThUS$4,301,358 and ThUS$1,127,892, respectively, to Financing Cash Flows Used in bank Loans, unsecured public bonds, finance leases and other Accounts payable of this reconciliation